Federated Hermes Institutional High Yield Bond Fund
A Portfolio of Federated Hermes Institutional Trust
CLASS A SHARES (TICKER FIHAX)
CLASS C SHARES (TICKER FIHCX)
INSTITUTIONAL SHARES (TICKER FIHBX)
CLASS R6 SHARES (TICKER FIHLX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED DECEMBER 31, 2022
Effective September 6, 2023, Steven J. Wagner no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Mr. Wagner. Mark E. Durbiano continues to manage the Fund.
1. Effective September 6, 2023, Kathryn P. Glass and Thomas Scherr will also serve as portfolio managers of the Fund. Accordingly, under “Fund Summary Information” in the sub-section “Fund Management,” please add the following:
“Kathryn P. Glass, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September of 2023.”
“Thomas Scherr, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September of 2023.”
September 6, 2023

Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456217 (9/23)
© 2023 Federated Hermes, Inc.